SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.


             STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY
           WITH RESPECT TO PURCHASES OF ITS OWN SECURITIES PURSUANT
                TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH



Report For Calendar Month Ending:   November 30, 2000




                                      MERRILL LYNCH MUNICIPAL STRATEGY FUND, INC.

--------------------------------------------------------------------------------------------------------------------------


                                                                                   Approx Asset
                                              Number of                       Value or Approx Asset         Name of
    Date of each        Identification    Shares Purchased     Price per      Coverage per Share at       Seller or of
    Transaction          of Security                             Share           Time of Purchase       Seller's Broker
--------------------- ------------------- ------------------ --------------- ------------------------- -------------------

    Nov. 8, 2000       Auction Market            76             $25,000             $1,900,000           Morgan Stanley
                       Preferred Stock                                                                    Dean Witter
--------------------- ------------------- ------------------ --------------- ------------------------- -------------------

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                                            MERRILL LYNCH MUNICIPAL
                                            STRATEGY FUND, INC.



                                            By /s/ Kenneth A. Jacob
                                                 Vice President




Date of Statement:  November 30, 2000